FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
FINANCIAL INSTRUMENTS
Schedule of change in derivative financial instrument

	Six Months Ended
	June 30,
	2023	2022

	U.S. dollars in thousands
Balance at beginning of the period	2,623	—
Initial recognition of financial liability	7,083	8,055
Fair value adjustments recognized in profit or loss	(8,071)	(1,981)
Balance at end of the period	1,635	6,074